UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Appleseed Fund

Schedule of Investments

June 30, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 63.69%
Business Services - 6.25%
Staples, Inc.	451,280	$7,157,301
Sykes Enterprises, Inc. (a)	164,100	2,586,216
VistaPrint NV (a) (b)	161,098	7,953,408

		17,696,925

Consumer Discretionary - 5.20%
Herbalife Ltd.	296,090	13,365,503
Omega Protein Corp. (a)	150,683	1,353,133

		14,718,636

Consumer Staples - 15.04%
Avon Products, Inc.	457,405	9,619,227
Dole Food Co., Inc. (a)	104,327	1,330,169
Female Health Co. / The	37,600	370,736
John B. Sanfilippo & Son, Inc.	631,303	12,727,068
Tesco, plc (b)	3,479,000	17,486,548
Tesco, plc (b) (c)	70,000	1,067,500

		42,601,248

Energy - 2.67%
Nabors Industries, Ltd. (b)	494,002	7,563,171

Financials - 9.65%
Aon PLC (b)	53,311	3,430,563
Western Union Co.	835,993	14,303,840
Willis Group Holdings PLC (b)	235,550	9,605,729

		27,340,132

Health Care Services - 0.95%
PDI, Inc. (a)	576,828	2,711,092

Industrials - 4.29%
Mabuchi Motor Co., Ltd. (b)	122,300	6,525,293
Toyo Tanso Co. Ltd. (b)	318,400	5,622,123

		12,147,416

Materials - 4.04%
Sealed Air Corp.	477,909	11,445,921

Pharmaceuticals - 3.32%
Novartis AG (b) (c) (h)	132,950	9,400,894

Real Estate - 1.02%
Pico Holdings, Inc. (a)	138,054	2,893,612

Technology - 6.45%
Google, Inc. - Class A (a)	9,200	8,099,404
Microsoft Corp.	294,850	10,181,171

		18,280,575

Telecommunication Services - 4.81%
SK Telecom Co., Ltd. (b) (c)	669,778	13,616,587

TOTAL COMMON STOCKS (Cost $144,500,183)		180,416,209

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Schedule of Investments - continued

June 30, 2013

(Unaudited)

	Shares	Fair Value
Gold Trusts - 18.22%
Central Gold Trust (a) (b) (e) (f)	463,897	$20,504,247
ETFS Gold Trust (a) (d)	3,000	364,170
SPDR Gold Trust (a) (d)	9,700	1,155,755
Sprott Physical Gold Trust (a) (b) (e) (f)	2,891,120	29,576,158

TOTAL GOLD TRUSTS (Cost $64,349,259)		51,600,330

	Principal Amount
Certificates of Deposit - 0.80%
Pacific Coast Bank, 0.100%, 07/18/2013	$250,227	250,227
Pacific Coast Bank, 0.070%, 09/05/2013	500,000	500,000
Self-Help Federal Credit Union, 0.250%, 08/22/2013	252,649	252,649
Self-Help Federal Credit Union, 0.250%, 08/28/2013	252,663	252,663
University Bank, 0.050%, 07/05/2013	500,125	500,125
University Bank, 0.115%, 07/03/2013	250,000	250,000
New Resource, 0.050%, 07/18/2013	249,010	249,010

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,254,674)		2,254,674

Corporate Bonds - 2.80%
Novartis Capital Corp., 4.125%, 02/10/2014	3,000,000	3,066,114
Warner Chilcott Co LLC / Warner Chilcott Finance LLC, 7.750%, 09/15/2018	1,416,000	1,536,360
Western Union Co. / The, 5.930%, 10/01/2016	3,000,000	3,336,540

TOTAL CORPORATE BONDS (Cost $7,915,427)		7,939,014

	Shares
Money Market Securities - 14.89%
Federated Government Obligations Fund - Institutional Shares, 0.01% (g)	42,189,170	42,189,170

TOTAL MONEY MARKET SECURITIES (Cost $42,189,170)		42,189,170

TOTAL INVESTMENTS - LONG - (Cost $261,208,713) - 100.40%		$284,399,397

TOTAL INVESTMENTS - SHORT - (Proceeds Received $3,933,494) - (1.52%)		$(4,301,783)

Cash and other assets less liabilities - 1.12%		3,169,079

TOTAL NET ASSETS - 100.00%		$283,266,693

(a)	Non-income producing
(b)	Foreign security denominated in U.S. dollars
(c)	American Depositary Receipt
(d)	Exchange-Traded Fund
(e)	Closed-End Mutual Fund
(f)	Passive Foreign Investment Company
(g)	Variable rate security; the money market rate shown represents the rate at June 30, 2013.
(h)	All or a portion of this security is held for collateral for securities sold short. The total fair value of this collateral on June 30, 2013 is $8,485,200.

Tax Related - At June 30, 2013, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, and excluding futures contracts for tax purposes, was as follows:

Unrealized appreciation	$25,546,122
Unrealized depreciation	(15,364,111)

Net unrealized appreciation	$10,182,011

Aggregate cost of securities for income tax purposes	$269,915,603

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Schedule of Securities Sold Short

June 30, 2013

(Unaudited)

	Shares	Fair Value
Limited Partnerships - (1.52%)
US Natural Gas Fund, L.P.	(227,007)	$(4,301,783)

TOTAL LIMITED PARTNERSHIPS (Proceeds Received $3,933,494)		(4,301,783)

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Schedule of Futures Contracts

June 30, 2013

(Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Fair Value	(Depreciation)
British Pound Currency Futures Contract September 2013	(195)	$(18,529,875)	$418,008
Euro Currency Futures Contract September 2013	(87)	(14,162,513)	224,558
Japanese Yen Currency Futures Contract September 2013	(70)	(8,826,125)	159,242

Total Short Futures Contracts	(352)		$801,808

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Related Notes to the Schedule of Investments

June 30, 2013

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, closed-end funds, gold trusts, and limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Adviser used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2013

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$180,416,209	$—	$—	$180,416,209
Gold Trusts	51,600,330	—	—	51,600,330
Certificates of Deposit	—	2,254,674	—	2,254,674
Corporate Bonds	—	7,939,014	—	7,939,014
Money Market Securities	42,189,170	—	—	42,189,170

Total	$274,205,709	$10,193,688	$—	$284,399,397

*	Refer to Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Limited Partnerships	$(4,301,783)	$—	$—	$(4,301,783)
Short Futures Contracts*	801,808	—	—	801,808

Total	$(3,499,975)	$—	$—	$(3,499,975)

*	The amount shown represents the gross unrealized appreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all Levels as of June 30, 2013.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2013

(Unaudited)

Derivative Transactions – The Fund entered into currency futures contracts (short) to hedge its foreign currency exposure during the fiscal year. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates. Cash held at broker as of June 30, 2013 is held for collateral for futures transactions and is restricted from withdrawal.

The following tables present a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of June 30, 2013 and the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013.

At June 30, 2013:

Derivatives	Location of Derivatives on Statements of Assets & Liabilities
Short currency futures contracts	Receivable for net variation margin on futures contracts	$162,131

For the period ended June 30, 2013 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Sold Short	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Foreign Exchange Risk:
Short currency futures contracts	Net realized and unrealized gain (loss) on currency futures contracts	1,136	1,182	$3,808,954	$817,623

In December 2011, Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 relates to disclosures about offsetting assets and liabilities. In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”). This update gives additional clarifications to ASU 2011-11. The amendments in ASU 2013-01 require an entity to disclose information about offsetting and related arrangements to enable user of its financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements. However, management believes the adoption of these ASUs will not have a material impact on the financial statements.

Iron Strategic Income Fund

Schedule of Investments

June 30, 2013

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds - 14.14%
Corporate Bonds - Domestic - 12.11%
AES Corp., 8.000%, 10/15/2017	148,000	$167,240
Ally Financial, Inc., 8.000%, 03/15/2020	2,000,000	2,332,500
Burger King Corp., 9.875%, 10/15/2018 (e)	2,000,000	2,240,000
Calpine Corp., 7.500%, 02/15/2021 (a)	1,800,000	1,930,500
Case New Holland, Inc., 7.875%, 12/01/2017	2,000,000	2,275,000
Chesapeake Energy Corp., 6.625%, 08/15/2020	1,624,000	1,753,920
Citycenter Holdings/Finance, 7.625%, 01/15/2016	2,000,000	2,120,000
Consol Energy Inc., 8.000%, 04/01/2017	2,000,000	2,115,000
Cricket Communications I, 7.750%, 10/15/2020 (e)	2,000,000	1,930,000
Del Monte Corp., 7.625%, 02/15/2019	2,000,000	2,065,000
Energy Transfer Equity LP, 7.500%, 10/15/2020	2,000,000	2,195,000
First Data Corp., 12.625%, 01/15/2021	2,000,000	2,125,000
HCA Inc., 8.500%, 04/15/2019	2,000,000	2,151,250
Intl Lease Finance Corp., 8.625%, 09/15/2015	2,000,000	2,197,500
Metropcs Wireless Inc., 6.625%, 11/15/2020	2,000,000	2,082,500
Michaels Stores, Inc., 7.750%, 11/01/2018	2,000,000	2,150,000
NRG Energy, Inc., 8.250%, 09/01/2020	2,000,000	2,165,000
Pinafore LLC, 9.000%, 10/01/2018	649,000	710,655
RBS Global & Rexnord Corp, 8.500%, 05/01/2018	2,000,000	2,135,000
Reynolds GRP ISS/Reynold, 7.125%, 04/15/2019	2,000,000	2,122,500
SLM Corp., 8.000%, 03/25/2020	2,000,000	2,172,500
Transdigm, Inc., 7.750%, 12/15/2018	2,000,000	2,115,000
Valeant Pharmaceuticals, 6.875%, 12/01/2018 (a)	2,000,000	2,060,000
Warner Chilcott Co. LLC, 7.750%, 09/15/2018	2,000,000	2,170,000
Wynn Las Vegas LLC/Corp., 7.750%, 08/15/2020	2,000,000	2,230,800

		49,711,865

Corporate Bond - Australia - 0.49%
FMG Resources Aug. 2006, 7.000%, 11/01/2015 (a) (b) (e)	2,000,000	2,030,000

Corporate Bond - Canada - 0.52%
Novelis Inc., 8.750%, 12/15/2020 (b)	2,000,000	2,155,000

Corporate Bonds - Luxembourg - 1.02%
CHC Helicopter SA, 9.250%, 10/15/2020 (b)	2,000,000	2,060,000
Expro Finance Luxembourg, 8.500%, 12/15/2016 (a) (b)	2,000,000	2,110,000

		4,170,000

TOTAL CORPORATE BONDS (Cost $56,083,325)		58,066,865

Convertible Notes - 6.87%
Convertible Notes - Domestic - 6.87%
Alliant Techsystems, Inc., 3.000%, 08/15/2024	1,000,000	1,149,375
Annaly Capital Mgmt, 5.000%, 05/15/2015	1,000,000	1,010,000
Ares Capital Corp., 5.750%, 02/01/2016 (a)	500,000	548,125
Ares Capital Corp., 5.750%, 02/01/2016	500,000	548,125
Auxilium Pharmaceuticals, 1.500%, 07/15/2018	1,000,000	966,875
BGC Partners, Inc., 4.500%, 07/15/2016	500,000	509,375
Comtech Telecommunications Corp., 3.000%, 05/01/2029	1,000,000	1,025,000
DFC Global Corp., 3.000%, 04/01/2028	1,000,000	1,035,000
Electronic Arts, Inc., 0.750%, 07/15/2016	1,000,000	1,046,250
Exelixis, Inc., 4.250%, 08/15/2019	1,020,000	991,950
GT Advanced Technologies, Inc., 3.000%, 10/01/2017 (e)	1,000,000	853,750
Hologic, Inc., 2.000%, 12/15/2037	1,000,000	1,005,005
Hornbeck Offshore Services, Inc., 1.625%, 11/15/2026 (e)	1,000,000	1,153,700
Iconix Brand Group, Inc., 2.500%, 06/01/2016	1,000,000	1,132,500
Intel Corp., 2.950%, 12/15/2035	1,000,000	1,090,625
InterDigital, Inc., 2.500%, 03/15/2016	1,000,000	1,076,875
Lam Research Corp., 1.250%, 05/15/2018 (e)	1,000,000	1,114,375
LifePoint Hospitals, Inc., 3.500%, 05/15/2014	1,000,000	1,086,250
Linear Technology Corp., 3.000%, 05/01/2027	1,000,000	1,046,250
MGM Resorts International, 4.250%, 04/15/2015	1,000,000	1,121,875
Nuance Communications, 2.750%, 11/01/2031	500,000	517,500
Nuvasive, Inc., 2.750%, 07/01/2017	1,000,000	991,250
Omnicare, Inc., 3.250%, 12/15/2035	1,000,000	1,035,000
On Semiconductor Corp., 2.625%, 12/15/2026	1,000,000	1,154,375
priceline.com, Inc., 1.000%, 03/15/2018 (e)	500,000	583,750
Prospect Captial Corp., 5.750%, 03/15/2018 (a)	500,000	519,375
Rovi Corp., 2.625%, 02/15/2040	1,000,000	1,020,000
Stone Energy Corp., 1.750%, 03/01/2017	1,000,000	930,000
Teva Pharmaceutical Finance Co. LLC, 0.250%, 02/01/2026	500,000	526,250
Volcano Corp., 1.750%, 12/01/2017	1,000,000	917,500
Walter Investment Mgmt., 4.500%, 11/01/2019	500,000	503,438

TOTAL CONVERTIBLE NOTES (Cost $27,070,220)		28,209,718

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund

Schedule of Investments - continued

June 30, 2013

(Unaudited)

	Shares	Fair Value
Mutual Funds - 56.69%
American Beacon High Yield Bond Fund - Institutional Class	39,545	$357,491
Aberdeen Global High Income Fund - Class I	33,545	332,095
BlackRock High Yield Portfolio - BlackRock Class	939,644	7,498,358
Columbia High Yield Bond Fund - Class R5	3,025,482	8,834,407
Delaware High-Yield Opportunities Fund - Class I	43,642	183,297
DWS Global High Income Fund - Institutional Class	167,993	1,169,230
DWS High Income Fund - Institutional Class (c)	3,340,796	16,236,267
Eaton Vance High Income Opportunities Fund - Class I	457,906	2,065,155
Eaton Vance Income Fund of Boston - Institutional Class	170,828	1,007,887
Federated High Income Bond Fund - Class A	958,036	7,357,715
Federated High Yield Trust - Class SS	19,104	123,223
Federated Institutional High Yield Bond Fund - Institutional Class	1,979,368	19,793,675
Fidelity Advisor High Income Advantage Fund - Class I	95,710	933,170
Fidelity Capital & Income Fund	113,026	1,069,224
Fidelity High Income Fund	394,110	3,610,049
Hartford High Yield Fund - Class Y	6,952	51,934
Hotchkis and Wiley High Yield Fund - Class I	90,896	1,166,196
Invesco High Yield Fund - Class R5	1,751,786	7,585,232
Ivy High Income Fund - Class I	3,912,076	33,448,254
Janus High-Yield Fund - Class I	511,590	4,681,050
JPMorgan High Yield Fund - Select Class	68,031	546,287
Loomis Sayles Institutional High Income Fund	211,056	1,684,224
Lord Abbett High Yield Fund - Class I	1,015,591	7,972,390
MainStay High Yield Opportunities Fund - Class I	58,816	701,087
Metropolitan West High Yield Bond Fund - Class I	182,773	1,880,735
MFS High Income Fund - Class I	961,780	3,375,847
MFS High Yield Opportunities Fund - Class I	9,564	61,590
Natixis Loomis Sayles High Income Fund - Class Y	7,618	34,816
Northeast Investors Trust	7,908	50,371
Nuveen High Income Bond Fund - Class I	164,452	1,481,716
PIMCO High Yield Fund - Institutional Class	401,243	3,779,707
Pioneer Global High Yield Fund - Class Y	69,127	677,444
Pioneer High Yield Fund - Class Y	127,133	1,346,341
Principal High Yield I - Institutional Class	406,004	4,238,686
Principal High Yield Fund - Institutional Class	592,468	4,556,082
Prudential High Yield Fund - Class Z	1,964,030	11,018,210
Putnam High Yield Advantage Fund - Class Y	220,886	1,387,163
Putnam High Yield Trust - Class Y	25,142	193,844
RidgeWorth High Income Fund - Class I	422,376	3,007,318
RidgeWorth SEIX High Yield Fund - Class I	489,383	4,874,256
SEI High Yield Bond Fund - Class A	1,882,005	14,397,340
T. Rowe Price High Yield Fund - Investor Class	826,649	5,736,946
T. Rowe Price Institutional High Yield Fund	246,743	2,383,532
TIAA-CREF High Yield Fund - Institutional Class	1,556,816	15,848,387
USAA High Income Fund	1,503,736	13,067,468
Vanguard High-Yield Corporate Fund - Admiral Shares	1,343,573	7,940,518
Western Asset High Yield Fund - Institutional Class	343,526	3,005,852

TOTAL MUTUAL FUNDS (Cost $225,986,899)		232,752,066

Exchange-Traded Funds - 0.02%
iShares iBoxx $ High Yield Corporate Bond Fund	593	53,880
SPDR Barclays Capital High Yield Bond ETF (e)	406	16,033

TOTAL EXCHANGE-TRADED FUNDS (Cost $69,981)		69,913

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund

Schedule of Investments - continued

June 30, 2013

(Unaudited)

	Principal Amount	Fair Value
U.S. Treasury Bill - 2.44%
U.S. Treasury Bill, 0.000%, 07/18/2013	$10,000,000	$9,999,920

TOTAL U.S. TREASURY BILL (Cost $9,999,844)		9,999,920

	Shares
Money Market Securities (d) - 17.54%
Federated Treasury Obligations Fund - Institutional Shares - 0.01%	18,013,113	18,013,113
Fidelity Institutional Treasury Only Portfolio - Class I - 0.01%	18,013,113	18,013,113
First American Government Obligations Fund - Class Z - 0.00%	18,013,212	18,013,212
First American Treasury Obligations Fund - Class Z - 0.00%	18,013,113	18,013,113

TOTAL MONEY MARKET SECURITIES (Cost $72,052,551)		72,052,551

	Principal Amount
Repurchase Agreements - 2.17%
Credit Suisse Government TPR mix, 0.100%, dated 06/28/13, due 07/01/13, repurchase price $8,910,074	$8,910,000	8,910,000

(collateralized by U.S. Treasury Strip Principal, 4.375%, 05/15/40, fair value $9,089,812) (f)
TOTAL REPURCHASE AGREEMENTS (Cost $8,910,000)		8,910,000

TOTAL INVESTMENTS (Cost $400,172,820) - 99.87%		$410,061,033

Cash and other assets less liabilities - 0.13%		533,278

TOTAL NET ASSETS - 100.00%		$410,594,311

(a)	Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor has determined that the security is liquid under criteria established by the Fund’s Board of Trustees. See Related Notes to the Schedule of Investments.
(b)	Foreign bond denominated in U.S. dollars.
(c)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding securities during any period of less than thirty days.
(d)	Variable rate securities; the money market rates shown represent the rate at June 30, 2013.
(e)	A portion of this security is on loan as of June 30, 2013. Total fair value of loaned securities is $8,698,747.
(f)	Security purchased with cash proceeds for securities on loan and serve as collateral for those securities as of June 30, 2013.

Tax Related - As of June 30, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	9,977,270
Unrealized depreciation	(601,159)

Unrealized appreciation	$9,376,111

Aggregate cost of securities for income tax purposes	$400,684,922

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund

Schedule of Investments - continued

June 30, 2013

(Unaudited)

			Acquisition	Maturity	Notional	Appreciation/
Credit Default Swaps (g)	Name	Counterparty	Date	Date	Amount	(Depreciation)
CDX North America High Yield Credit Default Swap Index	Markit CDX. NA. HY. 20	JP Morgan	5/30/2013	6/20/2018	$40,000,000	$1,157,464
(Markit CDX. NA. HY. 20), agreements with JP Morgan,	Markit CDX. NA. HY. 20	Nomura	5/30/2013	6/20/2018	$50,000,000	$1,451,746
Nomura, and Bank of America to pay a premium equal	Markit CDX. NA. HY. 20	JP Morgan	6/12/2013	6/20/2018	$30,000,000	$110,725
to 5% of the notional amount.	Markit CDX. NA. HY. 20	JP Morgan	6/20/2013	6/20/2018	$30,000,000	$(284,228)
	Markit CDX. NA. HY. 20	Bank of America	6/20/2013	6/20/2018	$30,000,000	$(302,875)

					$180,000,000	$2,132,832

(g)	See Related Notes to the Schedule of Investments.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments

June 30, 2013

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

June 30, 2013

(Unaudited)

Call and put options that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, convertible notes, and U.S. government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

June 30, 2013

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$—	$58,066,865	$—	$58,066,865
Convertible Notes	—	28,209,718	—	28,209,718
Mutual Funds	232,752,066	—	—	232,752,066
Exchange-Traded Funds	69,913	—	—	69,913
U.S. Government Securities	—	9,999,920	—	9,999,920
Money Market Securities	72,052,551	—	—	72,052,551
Repurchase Agreements	—	8,910,000	—	8,910,000

Total	$304,874,530	$105,186,503	$—	$410,061,033

*	See schedule of investments for additional country information related to corporate bonds.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments**	$—	$2,132,832	$—	$2,132,832

Total	$—	$2,132,832	$—	$2,132,832

**	Credit Default Swaps (reflects net appreciation as of June 30, 2013) - See Derivative Transaction note below for additional information.

The Fund did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all Levels as of June 30, 2013.

Derivative Transactions – The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities. The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would allow.

The Fund may enter into credit derivatives called swaps, such as interest rate swaps, total return swaps, or credit default swaps, to gain exposure to or to mitigate specific forms of interest rate or credit risk, respectively. Swaps expose the Fund to counterparty risk (described below). The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

June 30, 2013

(Unaudited)

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

To mitigate counterparty risk on swap agreements, the Fund requires the counterparty to post collateral to cover the Fund’s exposure. The cash that is held as collateral for the swap agreements is held by the Fund and invested primarily in money market mutual funds.

Security loans – Under the terms of the securities lending agreement with U.S. Bank, the Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, loans will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). The Fund has elected to have its cash received through loan transactions invested in repurchase agreements with borrowers and/or their affiliates secured by U.S. Government Securities. At all times the margin of collateral to market value of loaned securities shall be at least 102%. As of June 30, 2013, the Fund loaned securities having a fair value of $8,698,747 and received $8,910,000 of cash collateral for the loan from the following counterparties: Jefferies & Company, Inc., MS Securities Services, Inc., Barclay’s Capital, Inc., Citigroup Global Markets, Inc., Credit Suisse Securities (USA), LLC, Deutsche Bank Securities, Inc., Raymond James & Associates, Inc., Wells Fargo Securities, LLC, Merrill Lynch, Pierce, Fenner & Smith, Inc., and Newedge USA, LLC. This cash was invested in short term repurchase agreements.

Repurchase Agreements - A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a security or other asset and the seller agrees to repurchase the security or other asset at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience delays or an inability to liquidate the underlying security, resulting in a potential loss in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers or their affiliates determined by the Adviser to be creditworthy (each a “Counterparty”). The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

Repurchase agreements may be collateralized with securities or other assets. To the extent that the Fund enters into repurchase agreements collateralized by cash; obligations of the U.S. government or by an agency of the U.S. government (which may be of any maturity); and securities that at the time the repurchase agreement is entered into are rated in the highest rating category by at least one nationally recognized statistical rating organization or, if unrated, determined by the Board of Trustees (or the Advisor if so delegated by the Board) to be of comparable quality. At June 30, 2013, the Fund held repurchase agreements purchased with collateral from securities lending of $8,910,000.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

June 30, 2013

(Unaudited)

The Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging, managing risk or obtaining market exposure. The Fund may enter into futures contracts, including, but not limited to, interest rate futures and index futures. The Fund may also purchase and sell (write) covered and uncovered put and call options on futures contracts. The purchase of futures contracts or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also purchase and sell interest rate futures contracts on a short-term trading basis as a means of managing the duration of and interest rate exposure of the Fund. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Adviser believes it is more advantageous to the Fund than purchasing the futures contract.

The following tables present a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of June 30, 2013 and the effect of derivative instruments on the Statement of Operations for the period ended June 30, 2013.

At June 30, 2013

Derivatives - Credit Risk	Location of Derivatives on Statement of Assets & Liabilities
Credit Default Swap Agreements	Unrealized appreciation on Swap Contracts	$2,132,832

For the period ended June 30, 2013

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Credit Risk:
Credit Default Swap Agreements	Net realized and unrealized gain (loss) on swap contracts	$(4,980,626)	$2,775,647
Foreign Exchange Risk:
Short Currency futures contracts	Net realized and unrealized gain (loss) on currency futures contracts	$(4,875)	$—

The Fund held a total notional value of swap agreements of $180,000,000 at June 30, 2013. The Fund purchased total notional value of swap agreements of $915,000,000 during the fiscal period ended June 30, 2013. The total notional value of terminated swap agreements was $957,950,000. The Fund utilized credit derivative instruments in conjunction with investment securities in an effort to achieve its investment objective for the period ended June 30, 2013.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

June 30, 2013

(Unaudited)

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market. The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At June 30, 2013, the aggregate value of such securities amounted to $9,198,000 and value amounts to 2.24% of the net assets of the Fund.

	Acquisition	Principal	Amortized
	Date	Amount	Cost	Value
Ares Capital Corp., 5.750%, 02/01/2016	3/20/2012	$500,000	$519,759	$548,125
Calpine Corp., 7.500%, 02/15/2021	1/14/2011	1,800,000	1,816,378	1,930,500
Expro Finance Luxembourg, 8.500%, 12/15/2016	1/14/2011	2,000,000	1,983,894	2,110,000
FMG Resources Aug. 2006, 7.000%, 11/01/2015	1/5/2011	2,000,000	2,035,122	2,030,000
Prospect Capital Corp., 5.750%, 03/15/2018	8/16/2012	500,000	493,495	519,375
Valeant Pharmaceuticals, 6.875%, 12/01/2018	1/14/2011	2,000,000	2,044,453	2,060,000

				$9,198,000

In December 2011, Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 relates to disclosures about offsetting assets and liabilities. In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”). This update gives additional clarifications to ASU 2011-11. The amendments in ASU 2013-01 require an entity to disclose information about offsetting and related arrangements to enable user of its financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements. However, management believes the adoption of these ASUs will not have a material impact on the financial statements.

FCI Funds

FCI Value Equity Fund

Schedule of Investments

June 30, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 94.34%
Beverages - 1.12%
PepsiCo, Inc.	1,000	$81,790

Calculating & Accounting Machines - 2.20%
Diebold, Inc.	4,777	160,937

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.57%
Avery Dennison Corp.	1,000	42,760
Kimberly-Clark Corp.	1,500	145,710

		188,470

Crude Petroleum & Natural Gas - 2.11%
Devon Energy Corp.	2,000	103,760
Encana Corp.	3,000	50,820

		154,580

Drawing and Insulating Nonferrous Wire - 1.55%
Corning, Inc.	8,000	113,840

Electric Services - 9.31%
Black Hills Corp.	2,500	121,875
CPFL Energy, Inc. (a)	2,917	53,352
Entergy Corp.	2,200	153,296
Integrys Energy Group, Inc.	2,525	147,788
TECO Energy, Inc.	12,000	206,280

		682,591

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.58%
Emerson Electric Co.	3,000	163,620
Exelon Corp.	3,195	98,662

		262,282

Fats & Oils - 0.55%
Archer-Daniels- Midland Co.	1,200	40,692

Food & Kindred Products - 1.10%
Conagra Foods, Inc.	2,300	80,339

Gold & Silver Ores - 2.08%
Barrick Gold Corp.	4,000	62,960
Newmont Mining Corp.	3,000	89,850

		152,810

Householding Furniture - 2.12%
Leggett & Platt, Inc.	5,000	155,450

Mining, Quarrying of Nonmetallic Minerals- 1.08%
Compass Minerals International, Inc.	935	79,035

Miscellaneous Manufacturing Industries- 0.81%
Hillenbrand, Inc.	2,500	59,275

See accompanying notes which are an integral part of the financial statements.

FCI Funds

FCI Value Equity Fund

Schedule of Investments - continued

June 30, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 94.34% - continued
Miscellaneous Publishing - 1.78%
Thomson Reuters Corp.	4,000	$130,280

National Commercial Banks - 1.81%
FirstMerit Corp.	3,000	60,090
PNC Financial Services Group, Inc.	1,000	72,920

		133,010

Natural Gas Transmission & Distribution - 2.35%
Spectra Energy Corp.	5,000	172,300

Oil & Gas Field Machinery & Equipment - 1.26%
Baker Hughes, Inc.	2,000	92,260

Oil, Gas Field Services - 0.98%
Schlumberger Ltd.	1,000	71,660

Petroleum Refining - 5.95%
Chevron Corp.	2,000	236,680
Conocophillips	1,000	60,500
Royal Dutch Shell PLC (a)	2,100	139,167

		436,347

Pharmaceutical Preparations - 11.31%
Bristol-Meyers Squibb Co.	2,663	119,009
GlaxoSmithKline PLC (a)	3,000	149,910
Eli Lilly & Co.	2,413	118,527
Merck & Co., Inc.	3,598	167,127
Novartis AG (a)	1,500	106,065
Teva Pharmaceutitcal Industries LTD (a)	4,300	168,560

		829,198

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 3.03%
Dow Chemical Co./The	2,136	68,715
E.I. du Pont de Nemours and Co.	2,920	153,300

		222,015

Radio Telephone Communications - 1.99%
Vodafone Group Plc (a)	5,067	145,626

Railroads, Line-Haul Operating - 1.89%
CSX Corp.	5,980	138,676

Refuse Systems - 2.11%
Waste Management, Inc.	3,829	154,424

Retail - Department Stores - 1.70%
Kohl’s Corp.	2,464	124,457

Retail - Drug Stores and Proprietary Stores - 1.93%
Walgreen Co.	3,200	141,440

See accompanying notes which are an integral part of the financial statements.

FCI Funds

FCI Value Equity Fund

Schedule of Investments - continued

June 30, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 94.34% - continued
Retail - Eating Places - 3.82%
Darden Restaurants, Inc.	2,994	$151,137
McDonald’s Corp.	1,305	129,195

		280,332

Rolling Drawing & Extruding Of Nonferrous Metals - 1.60%
Alcoa, Inc.	15,000	117,300

Semiconductors & Related Devices - 4.53%
Applied Materials, Inc.	3,000	44,730
Intel Corp.	10,000	242,200
STMicroelectronics N.V. (b)	5,000	44,950

		331,880

Services - Prepackaged Software - 2.74%
Microsoft Corp.	5,823	201,068

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.97%
Procter & Gamble Co./The	925	71,216

Steel Works, Blasts Furnaces & Rolling & Finishing Mills - 1.30%
Worthington Industries, Inc.	3,000	95,130

Telephone Communications (No Radio Telephone) - 3.25%
AT&T, Inc.	3,891	137,741
Verizon Communications, Inc.	2,000	100,680

		238,421

Trucking & Courier Services (No Air) - 2.36%
United Parcel Service, Inc. Class B	2,000	172,960

Water Supply - 3.17%
California Water Service Group	5,517	107,637
SJW Corp.	2,000	52,400
York Water Co./The	3,805	72,409

		232,446

Wholesale - Groceries & Related Products - 2.33%
Sysco Corp.	5,000	170,800

TOTAL COMMON STOCKS (Cost $6,302,153)		6,915,337

Money Market Securities - 5.63%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	412,673	412,673

TOTAL MONEY MARKET SECURITIES (Cost $412,673)		412,673

TOTAL INVESTMENTS (Cost $6,714,826) - 99.97%		$7,328,010

Other assets less liabilities - 0.03%		2,120

TOTAL NET ASSETS - 100.00%		$7,330,130

(a)	American Depositary Receipt.
(b)	New York Registered.
(c)	Variable rate security; the money market rate shown represents the rate at June 30, 2013.

Tax related At June 30, 2013, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$900,593
Gross unrealized (depreciation)	(287,409)

Net unrealized appreciation	$613,184

Aggregate cost of securities for income tax purposes	$6,714,826

See accompanying notes which are an integral part of the financial statements.

FCI Funds

FCI Bond Fund

Schedule of Investments

June 30, 2013

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds - 51.86%
Corporate Bonds - Domestic - 47.80%
Aflac, Inc., 8.500%, 05/15/2019	$250,000	$319,920
Agilent Technologies, Inc. 5.000%, 07/15/2020	300,000	323,699
American Express Credit Co., 7.300%, 08/20/2013	202,000	203,851
American International Group, Inc., 4.250%, 09/15/2014	125,000	129,707
American International Group, Inc., 5.850%, 01/16/2018	1,075,000	1,211,177
Amgen, Inc., 4.850%, 11/18/2014	25,000	26,404
Anheuser-Busch Companies, Inc., 7.750%, 01/15/2019	75,000	94,973
Applied Materials, Inc., 4.300%, 06/15/2021	225,000	236,704
Associates Banc-Corp., 5.125%, 03/28/2016	300,000	323,137
AT&T Inc., 2.950%, 05/15/2016	275,000	287,572
Bank of America, 5.650%, 05/01/2018	650,000	722,907
Bank of America, 6.875%, 04/25/2018	500,000	576,060
Barrick Gold Finance Co. LLC, 6.125%, 09/15/2013	269,000	271,677
BB&T Corp., 1.450%, 01/12/2018	500,000	483,560
Boeing Co., 5.000%, 03/15/2014	200,000	206,068
Capital One Financial Corp., 6.750%, 09/15/2017	500,000	589,501
Citigroup, Inc., 5.125%, 05/05/2014	200,000	206,548
Citigroup, Inc., 5.375%, 08/09/2020	550,000	609,095
Citigroup, Inc., 6.125%, 11/21/2017	400,000	455,062
Citigroup, Inc., 6.950%, 11/01/2018	200,000	237,130
Comcast Corp., 6.500%, 01/15/2015	99,000	107,587
CI, 8.500%, 05/01/2019	125,000	158,833
Credit Suisse U.S.A., Inc., 5.125%, 08/15/2015	125,000	135,038
CVS Caremark Corp., 4.750%, 05/18/2020	225,000	247,774
CVS Caremark Corp., 5.750%, 06/01/2017	400,000	459,934
Devon Energy Corp., 5.625%, 01/15/2014	125,000	128,144
Discover Financial Services, Inc., 5.200%, 04/27/2022	475,000	491,144
FedEx Corp., 7.375%, 01/15/2014	275,000	284,622
Fifth Third Bancorp., 3.625%, 01/25/2016	340,000	359,147
Ford Motor Credit Co., LLC, 3.000%, 06/12/2017	600,000	601,820
General Electric Capital Corp., 1.625%, 04/02/2018	250,000	243,798
General Electric Capital Corp., 5.000%, 01/08/2016	275,000	300,090
General Electric Capital Corp., 6.000%, 08/07/2019	500,000	581,220
Genworth Financial, 6.515%, 05/22/2018	500,000	553,235
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	300,000	300,423
Goldman Sachs Group, Inc., 5.350%, 01/15/2016	300,000	325,639
Goldman Sachs Group, Inc., 5.375%, 03/15/2020	225,000	244,482
Goldman Sachs Group, Inc., 6.000%, 06/15/2020	400,000	450,096
Hartford Financial Services, 5.375%, 03/15/2017	175,000	192,423
Home Depot, Inc., 5.400%, 03/01/2016	200,000	222,997
HSBC Finance Corp., 5.000%, 06/30/2015	600,000	642,069
Huntington National Bank, 5.375%, 02/28/2019	250,000	267,552
International Paper Co., 9.375%, 05/15/2019	125,000	163,575
Intuit Inc., 5.750%, 03/15/2017	250,000	277,994
Jefferies Group, Inc., 3.875%, 11/09/2015	200,000	207,750
JP Morgan Chase & Co., 6.000%, 01/15/2018	1,225,000	1,399,330
Juniper Network, Inc., 4.600%, 03/15/2021	225,000	231,255
KLA-Tencorp Corp., 6.900%, 05/01/2018	150,000	174,799
Lazard Group, 6.850%, 06/15/2017	280,000	313,466
Metlife, Inc., 6.817%, 08/15/2018	510,000	618,452
Morgan Stanley, 5.375%, 10/15/2015	450,000	481,974
Morgan Stanley, 5.750%, 01/25/2021	650,000	706,633
Morgan Stanley, 6.000%, 04/28/2015	350,000	375,420
News America, Inc., 4.500%, 02/15/2021	800,000	858,409

See accompanying notes which are an integral part of the financial statements.

FCI Funds

FCI Bond Fund

Schedule of Investments - continued

June 30, 2013

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds - 51.86% - continued
Corporate Bonds - Domestic - 47.80% - continued
Prudential Financial, Inc., 4.750%, 09/17/2015	$200,000	$215,327
Prudential Financial, Inc., 5.500%, 03/15/2016	310,000	342,603
Prudential Financial, Inc., 6.200%, 01/15/2015	250,000	269,463
Prudential Financial, Inc., 7.375%, 06/15/2019	400,000	489,389
Sempra Energy, 6.500%, 06/01/2016	250,000	286,866
Sempra Energy, 8.900%, 11/15/2013	150,000	154,527
Simon Property Group PL, 6.125%, 05/30/2018	500,000	588,081
Starbucks Corp., 6.250%, 08/15/2017	300,000	348,619
SunTrust Banks, Inc., 6.000%, 09/11/2017	400,000	459,151
Swiss Re Solutions Holding Corp., 7.000%, 02/15/2026	180,000	228,386
Symantec Corp., 4.200%, 09/15/2020	300,000	307,993
Time Warner, Inc., 3.400%, 06/15/2022	800,000	776,895
Travelers Companies, Inc., 5.750%, 12/15/2017	275,000	318,217
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	119,267
Viacom, Inc., 3.875%, 12/15/2021	800,000	811,622
Zions Bancorp., 7.750%, 09/23/2014	150,000	161,676

TOTAL CORPORATE BONDS - DOMESTIC (Cost $25,762,844)		26,499,958

Corporate Bonds - Foreign - 4.06%
Corporate Bond - Australia - 1.18%
Westpac Banking Corp., 4.200%, 02/27/2015	250,000	264,000
Westpac Banking Corp., 4.875%, 11/19/2019	350,000	392,842

		656,842

Corporate Bond - Canada - 1.71%
Bank of Montreal, 2.500%, 01/11/2017	300,000	307,780
Canadian Pacific Railway Co., 6.500%, 05/15/2018	31,000	36,511
Husky Energy, Inc., 5.900%, 06/15/2014	125,000	130,803
Manulife Financial Corp., 3.400% 09/17/2015	450,000	470,403

		945,497

Corporate Bond - Isle of Man - 0.56%
Anglogold Holding PLC, 5.125%, 08/01/2022	350,000	310,028

Corporate Bonds - Netherlands - 0.61%
Deutsche Telekom International Finance BV, 5.750%, 03/23/2016	100,000	111,238
Deutsche Telekom International Finance BV, 5.875%, 08/20/2013	225,000	226,547

		337,785

TOTAL CORPORATE BONDS - FOREIGN (Cost $2,220,668)		2,250,152

TOTAL CORPORATE BONDS (Cost $27,983,512)		28,750,110

Mortgage-Backed Securities - 6.06%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	62,755	67,603
Federal Home Loan Mortgage Corp., Pool # AI8577, 3.000%, 08/01/2042	762,803	746,590
Federal National Mortgage Association, 2.400%, 11/17/2024	600,000	560,926
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	128,995	140,706
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	111,496	120,064
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	75,542	81,347
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	134,996	148,031
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	56,558	61,664
Federal National Mortgage Association, Pool # AB4300, 3.500%, 01/01/2042	539,590	548,663
Federal National Mortgage Association, Pool # MA0918, 4.000%, 12/01/2041	849,041	886,007

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,395,659)		3,361,601

See accompanying notes which are an integral part of the financial statements.

FCI Funds

FCI Bond Fund

Schedule of Investments - continued

June 30, 2013

(Unaudited)

	Principal Amount	Fair Value
U.S. Government Securities - 31.32%
Treasury Inflation Protected Securities, 0.125%, 07/15/2022	$500,000	$494,170
U.S. Treasury Note, 1.000%, 05/15/2014	3,550,000	3,575,375
U.S. Treasury Note, 2.000%, 02/15/2022	500,000	489,141
U.S. Treasury Note, 2.250%, 03/31/2016	3,155,000	3,297,590
U.S. Treasury Note, 3.125%, 05/15/2021	950,000	1,020,397
U.S. Treasury Note, 3.500%, 05/15/2020	1,330,000	1,471,728
U.S. Treasury Note, 4.125%, 05/15/2015	5,800,000	6,210,077
U.S. Treasury Note, 6.250%, 08/15/2023	600,000	805,406

TOTAL U.S. GOVERNMENT SECURITIES (Cost $17,600,368)		17,363,884

	Shares
Preferred Stocks - 0.10%
Fannie Mae - Series S., 8.250%	12,000	54,600

TOTAL PREFERRED STOCKS (Cost $300,000)		54,600

Real Estate Investment Trusts - 0.42%
Apollo Commercial Real Estate Finance, Inc.	14,500	230,260

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $239,825)		230,260

Closed End Funds - 0.97%
Calamos Convertible Opportunities and Income Fund	14,000	176,540
NGP Capital Resources Co.	7,000	42,910
PennantPark Investment Co.	16,000	176,800
Wells Fargo Advantage Income Opportunities Fund	15,000	142,050

TOTAL CLOSED END FUNDS (Cost $568,695)		538,300

Exchange-Traded Funds - 7.21%
PowerShares Senior Loan Portfolio	59,000	1,460,250
SPDR Barclays Short Term High Yield Bond	32,000	965,760
SPDR Barclays High Yield Bond	6,400	252,736
iShares iBoxx H/Y Corporate Bond	11,250	1,022,175
iShares S&P U.S. Preferred Stock Index Fund	7,500	294,600

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,088,429)		3,995,521

Money Market Securities - 1.29%
Fidelity Institutional Government Portfolio - Class I, 0.01% (a)	712,496	712,496

TOTAL MONEY MARKET SECURITIES (Cost $712,496)		712,496

TOTAL INVESTMENTS (Cost $54,888,984) - 99.23%		$55,006,772

Other assets less liabilities - 0.77%		428,593

TOTAL NET ASSETS - 100.00%		$55,435,365

(a)	Variable rate security; the money market rate shown represents the rate at June 30, 2013.

Tax related At June 30, 2013, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$1,171,517
Gross unrealized (depreciation)	(1,057,507)

Net unrealized appreciation	$114,010

Aggregate cost of securities for income tax purposes	$54,892,762

See accompanying notes which are an integral part of the financial statements.

FCI Funds

Related Notes to the Schedule of Investments

June 30, 2013

(Unaudited)

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, real estate investment trusts, closed end funds, and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the

FCI Funds

Related Notes to the Schedule of Investments – continued

June 30, 2013

(Unaudited)

pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, foreign corporate bonds, U.S. government securities and mortgage-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

FCI Funds

Related Notes to the Schedule of Investments – continued

June 30, 2013

(Unaudited)

The following is a summary of the inputs used at June 30, 2013 in valuing the Value Equity Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$6,915,337	$—	$—	$6,915,337
Money Market Securities	412,673	—	—	412,673

Total	$7,328,010	$—	$—	$7,328,010

*	Refer to Schedule of Investments for industry classifications.

The following is a summary of the inputs used at June 30, 2013 in valuing the Bond Fund’s assets carried at fair value:

Assets	Level 1 -Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$26,499,958	$—	$26,499,958
Foreign Corporate Bonds	—	2,250,152	—	2,250,152
Mortgage-Backed Securities	—	3,361,601	—	3,361,601
U.S. Government Securities	—	17,363,884	—	17,363,884
Preferred Stocks	54,600	—	—	54,600
Real Estate Investment Trusts	230,260	—	—	230,260
Closed End Funds	538,300	—	—	538,300
Exchange-Traded Funds	3,995,521	—	—	3,995,521
Money Market Securities	712,496	—	—	712,496

Total	$5,531,177	$49,475,595	$—	$55,006,772

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended June 30, 2013, the Funds had no transfers between any Levels.

In December 2011, Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 relates to disclosures about offsetting assets and liabilities. In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”). This update gives additional clarifications to ASU 2011-11. The amendments in ASU 2013-01 require an entity to disclose information about offsetting and related arrangements to enable user of its financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements. However, management believes the adoption of these ASUs will not have a material impact on the financial statements.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of August 27, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date 08/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date 08/27/2013

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date 08/27/2013